Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
We have not adopted any specific policy regarding the amount or timing of long-term incentive awards to eligible service providers. Grant approval for executive officers generally occurs at regularly scheduled meetings of the Compensation Committee or the Board. The timing of grants is not coordinated with the release of material non-public information, and the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
In addition to grants made as part of our annual equity grant process for our current employees, grants are also made during the year to newly hired employees or retained service providers as part of the new-hire compensation package, as well as to existing service providers for purposes of retention, as part of a special incentive program or in recognition of special achievements or promotions. Any such grants to executive officers are generally approved at meetings of the Compensation Committee or the Board, except under extraordinary circumstances.
During 2025, we did not grant any stock options or option-like instruments to any of our NEOs.

Award Timing Method
We have not adopted any specific policy regarding the amount or timing of long-term incentive awards to eligible service providers. Grant approval for executive officers generally occurs at regularly scheduled meetings of the Compensation Committee or the Board. The timing of grants is not coordinated with the release of material non-public information, and the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
In addition to grants made as part of our annual equity grant process for our current employees, grants are also made during the year to newly hired employees or retained service providers as part of the new-hire compensation package, as well as to existing service providers for purposes of retention, as part of a special incentive program or in recognition of special achievements or promotions. Any such grants to executive officers are generally approved at meetings of the Compensation Committee or the Board, except under extraordinary circumstances.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The timing of grants is not coordinated with the release of material non-public information, and the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards.